INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	$ 1,000,170	$ 1,151,986
Classes of intangible assets (gross)	1,492,072	1,594,128
Airport slots
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	535,531	658,949
Classes of intangible assets (gross)	535,531	658,949
Loyalty program
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	171,717	219,636
Classes of intangible assets (gross)	171,717	219,636
Computer software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	171,144	156,337
Classes of intangible assets (gross)	661,731	597,164
Developing software
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	119,376	117,010
Classes of intangible assets (gross)	119,376	117,010
Other assets
Intangible Assets Other Than Goodwill [Line Items]
Classes of intangible assets (net)	2,402	54
Classes of intangible assets (gross)	$ 3,717	$ 1,369